NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Notes Payable
Short Term	$ 24,000	$ 24,000	$ 24,000
Long Term	5,800	1,923,499	51,800
Convertible Secured Note (net of unamortized discounts of $600,301 in 2015)	0	1,899,699	0
Maryland TEDCO Note
Notes Payable
Short Term	24,000	24,000	24,000
Long Term	$ 5,800	$ 23,800	$ 51,800